LICENSE AGREEMENT (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2016	Jan. 28, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
License Agreement [Line Items]
Annual Maintenance Fees On Technology And Intellectual Property							$ 5,000	$ 0
Royalty Expense					$ 2,000	$ 25,000
License Costs									$ 25,000
Deferred Revenue, Noncurrent			$ 1,328,878	$ 1,379,388	$ 400,000
Initial Equity Stake		51.00%
Initial Contribution Received In Related To Joint Venture		$ 3,000,000
Additional Proceeds From License Fees Received			$ 1,000,000	$ 1,000,000
Description of Equity Ownership Interest			RegeneRx’s ownership interest in ReGenTree is 49% and will be reduced to 42% when the clinical study report is filed for the Phase 3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 42% and 25%, with 25% being the final equity ownership upon approval of an NDA for Dry Eye Syndrome in the U.S. In the event the ReGenTree entity is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to 40% of all change of control proceeds paid or payable and will forgo any future royalties.	RegeneRxs ownership interest in ReGenTree is 49% and will be reduced to 42% when the clinical study report is filed for the Phase 3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 42% and 25%, with 25% being the final equity ownership upon approval of an NDA for Dry Eye Syndrome in the U.S. In the event the ReGenTree entity is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to 40% of all change of control proceeds paid or payable and will forgo any future royalties.
Two Five Nine License Agreement [Member]
License Agreement [Line Items]
Milestone Payments				$ 3,500,000
One Three Seven License Agreement [Member]
License Agreement [Line Items]
Milestone Payments				$ 3,500,000
Subsequent Event [Member]
License Agreement [Line Items]
Proceeds from License Fees Received	$ 250,000
Subsequent Event [Member] | ReGen Tree [Member]
License Agreement [Line Items]
Proceeds from Royalties Received	$ 250,000
Lees Pharmaceutical [Member]
License Agreement [Line Items]
Proceeds from License Fees Received							200,000
Definitive License Agreement [Member]
License Agreement [Line Items]
Proceeds from License Fees Received							$ 200,000
GtreeBNT [Member]
License Agreement [Line Items]
Description of Equity Ownership Interest		RegeneRxs ownership interest in ReGenTree is 49% and will be reduced to 42% when the clinical study report is filed for the Phase 3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 42% and 25%, with 25% being the final equity ownership upon approval of an NDA for Dry Eye Syndrome in the U.S. In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event the ReGenTree entity is acquired or there is a change of control that occurs following achievement of an NDA, RegeneRx shall be entitled to 40% of all change of control proceeds paid or payable and will forgo any future royalties.